Commitments and Contingencies (Details) RM in Millions				12 Months Ended
	Sep. 30, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Jan. 31, 2025 MYR (RM)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Commitments and Contingencies [Line Items]
Total consideration				¥ 261,153,578	$ 37,344,465		¥ 79,582,039	¥ 87,764,045
Asset acquisition	¥ 1,310,000,000
Deposit toward total consideration				125,000,000
Other necessary procedures				1,185,000,000
Prepayment				110,000,000
Remaining consideration				21,000,000
Apex [Member]
Commitments and Contingencies [Line Items]
Business development				21,000,000
MALAYSIA
Commitments and Contingencies [Line Items]
Business development		¥ 155,000,000	RM 84
Total consideration				¥ 75,000,000		RM 44